Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk management and strategy
The Group Chief Information Security Officer and Head of Cyber
Strategy (“CISO”) follows the Group risk management program
as defined by the Global Assurance team in the management of risks relating to the security of information systems. For further information on the Global Assurance team, see “Corporate
governance—Sustainability committee—Global Assurance”. The
Group CISO is an experienced information technology and
operation technology executive. He is a leading international chief information officer with proven expertise in cyber security, digital transformation, IT integration and business enablement.
He joined ArcelorMittal in 2024 from a leading transportation /
logistics company where he served as their IT senior vice
president and international CIO from 2017. He holds an MBA in international management from the Thunderbird School of
Global Management, Glendale, Arizona, USA, and a Bachelor of
Engineering in electronics and communication from the National
Institute of Technology, Trichy, India.
On a quarterly basis, the Group CISO provides a cybersecurity risk report to the Group Finance Risk Committee, headed by the
Group CFO, based on risks identified at the segment level,
which in turn reports to and assists the Board of Directors in fulfilling its oversight responsibilities with respect to legal and regulatory requirements, including cybersecurity. Risks identified in the report are considered potential risks that may affect all functions and departments across the Group. The office of the
CISO has identified the following four key risk areas:
1.Large-scale cyber-attacks or malware causing
economic damage and/or reputational harm to
ArcelorMittal.
2.Dependency risks and increased vulnerability to
outages of critical systems (applications or
infrastructure) causing significant disruption to
ArcelorMittal.
3.Adverse consequences of technological advances
such as Artificial Intelligence (“AI”), cloud-based
programs or systems, Internet of Things (“IoT”) and
Blockchain, which may cause harm to ArcelorMittal.
4.Wrongful exploitation of personal information causing
regulatory liabilities (e.g., GDPR or similar laws) or of
business data causing contractual or other legal
liabilities (e.g., relating to IP, R&D or customers) that
would have significant negative impacts on
ArcelorMittal.
As part of the risk management process, the Group’s local IT teams, segment CIOs and segment CISOs also identify local
cyber risks and report to the Group Finance Risk Committee.
The office of the CISO defines policies and procedures related to cyber and information security as well as to permissible and secure uses of cloud, operational technology (“OT”) and IoT
within the Company. ArcelorMittal follows the National Institute of Standards and Technology Cybersecurity Framework ("NIST
CSF"). The Group’s cybersecurity policies focus on protecting information systems against disclosure to unauthorized users
(confidentiality), improper modification (integrity) and non-
access when required (availability). These polices are
implemented across the Group and tracked and reported on a
quarterly basis. Additionally, the Company has in place a global incident and crisis process with special procedures for
ransomware and data privacy (e.g., to increase protection and address breaches). Most Group entities undergo periodic
security penetration testing exercises led by the Group CIO/
CISO team or external third parties throughout the year. Global
Assurance as part of risk based approach also conducts
penetration tests independently.
The Company engages a wide range of third parties as part of the implementation and operationalization of its cybersecurity policies, cyber defense strategies and general cyber risk
management, including specialist assessors, security
consultants, IT auditors, forensic analysts, malware analysts and other third-party specialists. All third-party security providers that handle Company data or otherwise have access to
ArcelorMittal’s network and systems are required to complete a rigorous risk assessment program in an online platform, which includes checks for data and cloud security, access, incident reporting and physical protection in accordance with the NIST
CSF as well as applicable Company cybersecurity policies.
In addition, Cyber Maturity Assessments are performed annually by an external consultant across many entities and segments for both IT and OT. Assessments are evidence-based exercises
focusing on many key cyber processes, such as Vulnerability
and Incident Management, Patching and Change Management,
Malware Protection, Network Monitoring, Business Continuity
and Disaster Recovery, and Software Security. Additionally,
Global Assurance, as part of its risk based approach, performs cyber audits and penetration tests (as part of the annual plan).
ArcelorMittal has been a long-standing customer of the BitSight rating service and has defined specific target levels and KPIs for cybersecurity in the BitSight platform. These risk measures are monitored daily and reported quarterly to the Data Protection
Committee, led by the Group Data Protection Officer with
representation from Group Compliance, Group HR and the
Group CISO. BitSight also reports ArcelorMittal’s risk profile to
Glass-Lewis for purposes of investor reporting.
The office of the CISO has put in place an extensive online
dashboard that tracks various metrics related to cybersecurity risks across various operating units. Such measures include:
1.BitSight External Cyber Ratings and Risk Factors
2.AntiMalware compliance levels
3.Active Directory security posture
4.Cloud Security cyber score and framework adoption
5.Ransomware Exploitable Vulnerability remediation
status
6.Externally Facing Web Application Vulnerability levels
7.Cyber Awareness Education and Training
8.OS Level and Patching posture
9.Mobile security compliance
10.Security Baselines (IT and OT) quarterly assessments
11.Expired user account risk
12.Cyber attack simulation effectiveness

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Cybersecurity Procedures define the core
principles of security risk management and the procedures for security management, including the roles and responsibilities of key personnel, strategy and measures to cope with information security breaches and related communication procedures.
Every cybersecurity occurrence or threat that rises to a specific level defined in the Cybersecurity Procedures is reviewed in the various security councils set out below and communicated to the appropriate committees as defined in the Cybersecurity
Procedures. Any such cyber incident is promptly reported by the
Group CISO to (a) the Global Ransomware Crisis Committee
and (b) the Group CFO and Disclosure Committee for decision-
making regarding external communication to regulators or
investors.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	On a quarterly basis, the Group CISO provides a cybersecurity risk report to the Group Finance Risk Committee, headed by the
Group CFO, based on risks identified at the segment level,
which in turn reports to and assists the Board of Directors in fulfilling its oversight responsibilities with respect to legal and regulatory requirements, including cybersecurity. Risks identified in the report are considered potential risks that may affect all functions and departments across the Group. The office of the
CISO has identified the following four key risk areas:
1.Large-scale cyber-attacks or malware causing
economic damage and/or reputational harm to
ArcelorMittal.
2.Dependency risks and increased vulnerability to
outages of critical systems (applications or
infrastructure) causing significant disruption to
ArcelorMittal.
3.Adverse consequences of technological advances
such as Artificial Intelligence (“AI”), cloud-based
programs or systems, Internet of Things (“IoT”) and
Blockchain, which may cause harm to ArcelorMittal.
4.Wrongful exploitation of personal information causing
regulatory liabilities (e.g., GDPR or similar laws) or of
business data causing contractual or other legal
liabilities (e.g., relating to IP, R&D or customers) that
would have significant negative impacts on
ArcelorMittal.
As part of the risk management process, the Group’s local IT teams, segment CIOs and segment CISOs also identify local
cyber risks and report to the Group Finance Risk Committee.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	On a quarterly basis, the Group CISO provides a cybersecurity risk report to the Group Finance Risk Committee, headed by the
Group CFO, based on risks identified at the segment level,
which in turn reports to and assists the Board of Directors in fulfilling its oversight responsibilities with respect to legal and regulatory requirements, including cybersecurity.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In fulfilling its oversight responsibilities, the Board oversees cyber risks and incidents via the Audit & Risk Committee and approves proposals or modifications to the Cybersecurity
Procedures. The Audit & Risk Committee relies on information provided from Global Assurance, to which the Group CFO
provides information about risks. The Group CFO provides
information to both the Audit & Risk Committee and the Group
CEO.

Cybersecurity Risk Role of Management [Text Block]	At the Group level, the Group CISO defines the global
cybersecurity strategy and roadmap.
The global cybersecurity strategy and roadmap is informed by the ArcelorMittal Security Incident Classification and Escalation
Procedures as well as the ArcelorMittal Cyber Crisis
Management Procedures (collectively, the “Cybersecurity
Procedures”). The Cybersecurity Procedures define the core
principles of security risk management and the procedures for security management, including the roles and responsibilities of key personnel, strategy and measures to cope with information security breaches and related communication procedures.
Every cybersecurity occurrence or threat that rises to a specific level defined in the Cybersecurity Procedures is reviewed in the various security councils set out below and communicated to the appropriate committees as defined in the Cybersecurity
Procedures. Any such cyber incident is promptly reported by the
Group CISO to (a) the Global Ransomware Crisis Committee
and (b) the Group CFO and Disclosure Committee for decision-
making regarding external communication to regulators or
investors.
In fulfilling its oversight responsibilities, the Board oversees cyber risks and incidents via the Audit & Risk Committee and approves proposals or modifications to the Cybersecurity
Procedures. The Audit & Risk Committee relies on information provided from Global Assurance, to which the Group CFO
provides information about risks. The Group CFO provides
information to both the Audit & Risk Committee and the Group
CEO.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The following teams are organized under and report to the
Group CISO:
•the Group Chief Information Officer (“CIO”) Council
(headed by the Group CISO and made up of segment
CIOs and other specialists) leads and manages the
different business segments, which are responsible for the
implementation and management of security controls,
processes and technology within their respective business
segments.
•the Group Cybersecurity (“CS”) Leadership team led by
the Group CISO and consisting of security officers from
each segment, is responsible for decision-making relating
to all security topics, defining roadmaps and execution of
strategies and protection within their respective segments.
•the Global Ransomware Crisis Committee made up of
various heads of leadership functions such as Legal, IT,
Treasury, Communication, Investor Relations and Global
Assurance, with the assistance of a third-party service
provider acting as the Company’s ransomware negotiator
and advising partner, is responsible for advancing and
implementing the decision-making processes in the event
of a ransomware outbreak across the Company and any
demands for ransom payments.
•the Data Protection Committee consisting of Group
Compliance, Group HR and Group CISO, and led by the
Group’s Data Privacy Officer, meets quarterly to review
any incidents or risks involving data privacy matters, and
its recommended actions are implemented across the
Group.
•the Cyber Expert Committee (“EC”) led by the CISO and
made up of various subject matter experts and segment
security officers, works as a centralized team to address
common global issues and risks, recommend technologies
and risk solutions across the Group and prepare technical
security proposals to be reviewed by CS Leadership and
approved and adopted by the CIO Council.
•the IT Security Council and OT Security Council operating
across the Group and comprising security leads from each
segment for their respective areas (IT or OT), as well as
from Global Assurance are used for purposes of
information sharing, feedback sessions for the CS
Leadership Group and sounding boards for new proposals
coming from CS or EC.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The
Group CISO is an experienced information technology and
operation technology executive. He is a leading international chief information officer with proven expertise in cyber security, digital transformation, IT integration and business enablement.
He joined ArcelorMittal in 2024 from a leading transportation /
logistics company where he served as their IT senior vice
president and international CIO from 2017. He holds an MBA in international management from the Thunderbird School of
Global Management, Glendale, Arizona, USA, and a Bachelor of
Engineering in electronics and communication from the National
Institute of Technology, Trichy, India.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	In fulfilling its oversight responsibilities, the Board oversees cyber risks and incidents via the Audit & Risk Committee and approves proposals or modifications to the Cybersecurity
Procedures. The Audit & Risk Committee relies on information provided from Global Assurance, to which the Group CFO
provides information about risks. The Group CFO provides
information to both the Audit & Risk Committee and the Group
CEO.
The following teams are organized under and report to the
Group CISO:
•the Group Chief Information Officer (“CIO”) Council
(headed by the Group CISO and made up of segment
CIOs and other specialists) leads and manages the
different business segments, which are responsible for the
implementation and management of security controls,
processes and technology within their respective business
segments.
•the Group Cybersecurity (“CS”) Leadership team led by
the Group CISO and consisting of security officers from
each segment, is responsible for decision-making relating
to all security topics, defining roadmaps and execution of
strategies and protection within their respective segments.
•the Global Ransomware Crisis Committee made up of
various heads of leadership functions such as Legal, IT,
Treasury, Communication, Investor Relations and Global
Assurance, with the assistance of a third-party service
provider acting as the Company’s ransomware negotiator
and advising partner, is responsible for advancing and
implementing the decision-making processes in the event
of a ransomware outbreak across the Company and any
demands for ransom payments.
•the Data Protection Committee consisting of Group
Compliance, Group HR and Group CISO, and led by the
Group’s Data Privacy Officer, meets quarterly to review
any incidents or risks involving data privacy matters, and
its recommended actions are implemented across the
Group.
•the Cyber Expert Committee (“EC”) led by the CISO and
made up of various subject matter experts and segment
security officers, works as a centralized team to address
common global issues and risks, recommend technologies
and risk solutions across the Group and prepare technical
security proposals to be reviewed by CS Leadership and
approved and adopted by the CIO Council.
•the IT Security Council and OT Security Council operating
across the Group and comprising security leads from each
segment for their respective areas (IT or OT), as well as
from Global Assurance are used for purposes of
information sharing, feedback sessions for the CS
Leadership Group and sounding boards for new proposals
coming from CS or EC.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true